BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt in breach of asset-level financial covenants		$ 145
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 26,567	26,534
Non-recourse borrowings | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	26,736
Debt in breach of asset-level financial covenants	31
Non-recourse borrowings | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(169)
Non-recourse borrowings | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,605
Non-recourse borrowings | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,727
Non-recourse borrowings | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,153
Non-recourse borrowings | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,876
Non-recourse borrowings | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,941
Non-recourse borrowings | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10,434
Non-recourse borrowings | Utilities
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	8,702	7,951
Non-recourse borrowings | Utilities | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	8,742
Non-recourse borrowings | Utilities | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(40)
Non-recourse borrowings | Utilities | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	632
Non-recourse borrowings | Utilities | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,361
Non-recourse borrowings | Utilities | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	946
Non-recourse borrowings | Utilities | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	871
Non-recourse borrowings | Utilities | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	893
Non-recourse borrowings | Utilities | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,039
Non-recourse borrowings | Transport
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,924	5,309
Non-recourse borrowings | Transport | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,984
Non-recourse borrowings | Transport | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(60)
Non-recourse borrowings | Transport | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	221
Non-recourse borrowings | Transport | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	484
Non-recourse borrowings | Transport | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	232
Non-recourse borrowings | Transport | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,637
Non-recourse borrowings | Transport | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	654
Non-recourse borrowings | Transport | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	756
Non-recourse borrowings | Midstream
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	9,021	9,490
Non-recourse borrowings | Midstream | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	8,916
Non-recourse borrowings | Midstream | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	105
Non-recourse borrowings | Midstream | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,507
Non-recourse borrowings | Midstream | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	685
Non-recourse borrowings | Midstream | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,175
Non-recourse borrowings | Midstream | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	861
Non-recourse borrowings | Midstream | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,101
Non-recourse borrowings | Midstream | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,587
Non-recourse borrowings | Data
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,920	$ 3,784
Non-recourse borrowings | Data | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,094
Non-recourse borrowings | Data | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(174)
Non-recourse borrowings | Data | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	245
Non-recourse borrowings | Data | 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	197
Non-recourse borrowings | Data | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	800
Non-recourse borrowings | Data | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	507
Non-recourse borrowings | Data | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	293
Non-recourse borrowings | Data | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 2,052